Debentures (Schedule of Debentures) (Details) € in Thousands, $ in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Debentures	€ 137,299		€ 82,724
Less current maturities	19,806	$ 22,416	10,600
Total long-term debentures	117,493	$ 132,979	72,124
Face value
Disclosure of detailed information about financial instruments [line items]
Debentures	139,664		83,499
Less current maturities	20,342		10,849
Total long-term debentures	119,322		72,650
Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Debentures	137,299		82,724
Less current maturities	19,806		10,600
Total long-term debentures	€ 117,493		€ 72,124